Pension and Postretirement Plans (Obligation, Asset, and Funding Information) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	$ 18,687,000	$ 20,461,000
Pension Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at begining of year	1,160,897,000	1,254,298,000
Service cost	18,687,000	20,461,000	$ 26,294,000
Interest cost	47,925,000	51,608,000	52,613,000
Amendments	75,000	0
Actuarial (gain) loss	73,191,000	(32,203,000)
Acquisitions	58,600,000	0
Benefits paid	(74,506,000)	(60,076,000)
Special termination benefits	1,825,000	0
Settlement	0	(73,191,000)
Benefit obligation at end of year	1,286,694,000	1,160,897,000	1,254,298,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets at beginning of year	2,042,490,000	2,234,268,000
Actual return on plan assets	375,487,000	(58,511,000)
Employer contributions	0	0
Benefits paid	(74,506,000)	(60,076,000)
Settlement	0	(73,191,000)
Fair value of assets at end of year	2,343,471,000	2,042,490,000	2,234,268,000
Funded status	1,056,777,000	881,593,000
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at begining of year	106,526,000	105,004,000
Service cost	858,000	985,000	1,946,000
Interest cost	4,233,000	4,384,000	4,550,000
Actuarial (gain) loss	4,041,000	1,120,000
Benefits paid	(5,576,000)	(4,967,000)
Benefit obligation at end of year	110,082,000	106,526,000	105,004,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets at beginning of year	0	0
Employer contributions	5,576,000	4,967,000
Benefits paid	(5,576,000)	(4,967,000)
Fair value of assets at end of year	0	0	0
Funded status	(110,082,000)	(106,526,000)
Other Postretirement Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at begining of year	24,171,000	37,391,000
Service cost	1,028,000	1,386,000	1,331,000
Interest cost	779,000	1,230,000	1,299,000
Actuarial (gain) loss	(2,830,000)	(14,984,000)
Acquisitions	516,000	0
Benefits paid, net of Medicare subsidy	(879,000)	(852,000)
Benefit obligation at end of year	22,785,000	24,171,000	37,391,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets at beginning of year	0	0
Employer contributions	879,000	852,000
Benefits paid, net of Medicare subsidy	(879,000)	(852,000)
Fair value of assets at end of year	0	0	$ 0
Funded status	$ (22,785,000)	$ (24,171,000)